Description of Organization and Summary of Significant Accounting Policies - Licensing Receivables ,Physical Media Inventory and Prepaid Expenses and Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Prepaid expenses	$ 131,004
Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Maximum licensing receivables term	10 years
Average period of licensing receivables term	3 years
Physical media inventory	$ 0	$ 0	$ 0
Angel Studios, Inc. CIK: 0001671941 | Southport, Sigma Merger Sub, Inc.
Description of Organization and Summary of Significant Accounting Policies
Prepaid expenses	2,600,000
Angel Studios, Inc. CIK: 0001671941 | Theatrical
Description of Organization and Summary of Significant Accounting Policies
Physical media inventory	$ 200,000